Note 7 - Share-based Compensation - Stock-based Compensation Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation expense	$ 1,693,814	$ 1,279,536
Cost of Sales [Member]
Stock-based compensation expense	375,171	77,336
Research and Development Expense [Member]
Stock-based compensation expense	324,653	319,258
Selling and Marketing Expense [Member]
Stock-based compensation expense	372,152	218,407
General and Administrative Expense [Member]
Stock-based compensation expense	$ 621,838	$ 664,535